Investment Securities - Roll Forward of Other-Than-Temporary Impairment Related to Credit Losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Investments Debt And Equity Securities [Abstract]
Beginning balance of unrealized OTTI related to credit losses	$ 759	$ 1,002	$ 801	$ 1,778	$ 1,002	$ 2,391	$ 2,391	$ 2,197
Additional unrealized OTTI related to credit losses for which OTTI was previously recognized	12		33	83	23	329	412	558
Debit related OTTI previously recognized for OTTI recovery during the period	2	3	3	3	5
Credit related OTTI previously recognized for securities sold during the period				(686)		(389)	(1,075)
Credit related OTTI previously recognized for securities paid-off during the period						(4)	(4)	0
Decrease for realized amount of credit losses for which unrealized credit related OTTI was previously recognized	(51)	(71)	(115)	(244)	(229)	(549)	(722)	(364)
Ending balance of unrealized OTTI related to credit losses	$ 722	$ 934	$ 722	$ 934	$ 801	$ 1,778	$ 1,002	$ 2,391